Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related party transactions and balances

10. Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024, 2023 and 2022:

Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

i)	Significant transactions with related parties were as follows:

	2024	2023	2022
Provision of marketing, operation and technical support services to Jinjiang School	$-	$48	$67
Provision of marketing, operation and technical support services to Quanzhou School	-	60	126
Processing of academic education applications to Jinjiang School	-	101	183
Processing of academic education applications to Quanzhou School	-	107	234
Sales of teaching and learning materials to Jinjiang School	-	74	71
Sales of teaching and learning materials to Quanzhou School	-	49	62
Online training to Jinjiang School	-	28	37
Online training to Quanzhou School	-	16	35
Total revenues – related parties	$-	$483	$815

ii)	Significant balances with related parties were as follows:

	2024	2023
	In thousands of USD
Due to the related parties
Ya Li	$866	$-
Total	$866	$-

Balances due to Quanzhou school and Ya Li are the result of the normal business transactions stated above. The balances were all unsecured, non-interest bearing and payable on demand.